Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Beginning Balance	$ 1,107,545	$ 1,177,357
Amortization expense	(69,813)	(69,812)
Ending Balance	1,037,732	1,107,545
Patents and Trademarks
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Beginning Balance	3,676	3,676
Amortization expense	0	0
Ending Balance	$ 3,676	3,676
Weighted Average Amortization Period	6 years
Licensing Agreements
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Beginning Balance	$ 1,226,500	1,226,500
Amortization expense	0	0
Ending Balance	$ 1,226,500	1,226,500
Weighted Average Amortization Period	14 years 10 months 24 days
Accumulated Amortization
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Beginning Balance	$ (122,631)	(52,819)
Amortization expense	(69,813)	(69,812)
Ending Balance	$ (192,444)	$ (122,631)